DISCONTINUED OPERATION (Tables)	6 Months Ended
Jun. 30, 2025
DISCONTINUED OPERATION (Tables) [Line Items]
Schedule of Consolidated Balance Sheet

The following is a summary of assets and liabilities as of June 30, 2025 and a reconciliation of assets and liabilities disclosed in the notes to financial statements that are presented as a discontinued operation on the consolidated balance sheet as of December 31, 2024:

	June 30,	December 31,
	2025	2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$469
Restricted cash	-	8,037
Advances to suppliers, net	-	2,795,162
Prepayment and other current assets, net	-	3,497,724
Total current assets	-	6,301,392
NON - CURRENT ASSETS:
Property and equipment, net	-	6,512
Operating lease right-of-use assets	-	55,334
Deferred tax assets	-	6,247,083
Total non - current assets	-	6,308,929
TOTAL ASSETS	$-	$12,610,321

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$-	$2,640
Accrued expenses and other payables	-	1,233,311
Advances from customers	-	4,537,799
Deferred government grant, current	-	38,792
Income tax payable	-	659,919
Total current liabilities	-	6,472,461
NON - CURRENT LIABILITIES:
Deferred government grant, non-current	-	16,543
Total non - current liabilities	-	16,543
TOTAL LIABILITIES	$-	$6,489,004

Schedule of Consolidated Statements of Net (Loss)/Income

The following is a reconciliation of the major classes of financial statement line items constituting net (loss)/income from discontinued operations from Nanjing Lucun, our discontinued operation, that is disclosed in the notes to the financial statements and presented in the consolidated statements of net (loss)/income for the six months ended June 30, 2025 and 2024 :

	Six months	Six months
	ended	ended
	June 30,	June 30,
	2025	2024
Net revenues	$-	$23,287,088
Cost of revenues	(21,344)	(22,785,394)
Gross profit	(21,344)	501,694
Operating expenses	(23,673)	(5,582,294)
Other income/(expenses).net	23,060	48,541
Loss before income tax	$(21,957)	$(5,032,059)
Income tax expense	3,731	729,740
Loss from discontinued operation, net of income tax	$(18,226)	$(4,302,319)
Loss on sale of discontinued operation, net of income tax	(7,851,720)	-
Loss from discontinued operation, net of income tax	(7,869,946)	(4,302,319)

Nanjing Lucun [Member]
DISCONTINUED OPERATION (Tables) [Line Items]
Schedule Of Details Of Entities Disposed
Nanjing Lucun
Total assets	$64,850,329
Total liabilities	11,494,154
Total net assets	53,356,175
Total accumulated other comprehensive income	11,945,545
Subtotal	65,301,720
Total consideration	57,450,000
Total loss on sale of discontinued operation	$(7,851,720)